Subsequent Events (Details) - Ordinary shares [member]	3 Months Ended
Sep. 23, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Number of ordinary shares issued (in Shares) | shares	2,086,913
Gross proceeds	$ 2,607,126
average rice per share (in Dollars per share) | $ / shares	$ 1.25
Cash commission	$ 65,178